Property and Equipment, Net (Details) - USD ($)		6 Months Ended					12 Months Ended
	Oct. 31, 2022	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Line Items]
Depreciation expense		$ 22,205		$ 40,959			$ 86,911	$ 83,226	$ 81,625
Impairment loss
Carrying value		$ 24,988	$ 77,550				$ 77,550
Chuancheng Digital [Member]
Property and Equipment, Net [Line Items]
Carrying value					$ 130,533			$ 130,533
Previously Reported [Member]
Property and Equipment, Net [Line Items]
Depreciation expense			$ 86,911		$ 83,226	$ 81,625
Previously Reported [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	$ 1,745,094
Gain loss on disposal	125,804
Previously Reported [Member] | Minimum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	392,654
Previously Reported [Member] | Maximum [Member] | Land and Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 1,191,319